Aging Analysis of Past Due Financing Receivables (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 77	$ 62	$ 48
Current	33	29	32
Total	110	91	80
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	38	29	24
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due			3
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 39	$ 33	$ 21